Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Total disaggregated revenue	$ 328,512,000	$ 21,839,868,000			$ 21,839,868
Voice Services, at a point in time [Member]
Total disaggregated revenue	324,499,000
Messaging Services, at a point in time [Member]
Total disaggregated revenue	3,973,000
Platform Leasing, over time [Member]
Total disaggregated revenue	$ 40,000